Available for sale assets	12 Months Ended
Dec. 31, 2020
Available for sale assets [Abstract]
Available for sale assets
14.	Available for sale assets

The Group previously held an investment in Adaptimmune Therapeutics plc which was classified as available for sale as at the year ended December 31, 2017. The investment was sold during the year ended December 31, 2018 for cash consideration of £27,451,000, giving rise to a gain on disposal of £4,979,000 recognized in Other income. Prior to disposal, unrealized gains and losses relating to prior financial reporting periods were recognized in other comprehensive income, as reflected in the available for sale reserve in the consolidated statement of equity, totalling £18,471,000.